Consolidated Statements of Operations - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 818,703			$ 681,337			$ 2,977,353	$ 2,303,698	$ 2,872,278	$ 3,141,360
Operating expenses:
Cost of revenue excluding depreciation and amortization	262,536			166,521			991,103	710,286	884,202	1,033,452
Research and development	123,904			43,261			203,419	198,492	243,694	140,772
Marketing and public relations	165,308			128,686			586,531	302,421	377,917	518,099
General and administrative	684,175			782,823			2,196,098	2,403,230	3,098,353	1,383,565
Impairment of capitalized software									320,311	256,310
Amortization of software development costs	153,283			166,176			494,285	437,199	614,130	709,615
Depreciation and amortization of other assets	1,331			2,230			4,437	7,085	9,933	21,927
Total expenses	1,390,537			1,289,697			4,475,873	4,058,713	5,548,540	4,063,740
Operating loss	(571,834)			(608,360)			(1,498,520)	(1,755,015)	(2,676,262)	(922,380)
Other expenses
Amortization of debt discount							0	187,876	187,876	1,404,254
Interest expense, net	(352)			(1,136)			(2,144)	133,465	132,356	533,511
Loss on extinguishment of debt										830,001
Total other expenses	(352)			(1,136)			(2,144)	321,341	320,232	2,767,766
Loss before income taxes	(571,482)			(607,224)			(1,496,376)	(2,076,356)	(2,996,494)	(3,690,146)
Income taxes				775				4,575	0
Net loss	$ (571,482)	$ (265,191)	$ (659,703)	$ (607,999)	$ (557,052)	$ (915,880)	$ (1,496,376)	$ (2,080,931)	$ (2,996,494)	$ (3,690,146)
Net loss per share:
Net loss per common share - basic and diluted (in dollars per share)	$ (1.04)			$ (1.02)			$ (2.72)	$ (3.72)	$ (5.27)	$ (10.10)
Weighted average common shares outstanding - basic and diluted (in shares)	549,958			597,663			549,958	559,337	568,604	365,491